Investment in associates and joint ventures (Tables)	6 Months Ended
Jun. 30, 2024
Investments in associates and joint ventures [Abstract]
Summary of investments in associates and joint ventures

Investments in associates and joint ventures
in EUR million 30 June 2024	Interest held (%)	Fair value of listed invest-ments	Balance sheet value	Total assets	Total liabilities	Total income	Total expenses
TMBThanachart Bank Public Company Limited	23%	964	1,120	45,927	39,953	449	322
Other investments in associates and joint ventures			339
			1,459

Investments in associates and joint ventures
in EUR million 31 December 2023	Interest held (%)	Fair value of listed invest-ments	Balance sheet value	Total assets	Total liabilities	Total income	Total expenses
TMBThanachart Bank Public Company Limited	23%	976	1,128	46,666	40,776	1,386	943
Other investments in associates and joint ventures			381
			1,509

Summary of changes in investments in associates and joint ventures

Changes in Investments in associates and joint ventures
in EUR million	30 June 2024	31 December 2023
Opening balance as at 1 January	1,509	1,500
Additions	22	55
Transfers	-10
Revaluations	4	4
Share of results	43	149
Dividends received	-39	-74
Disposals	-5	-89
Impairments	-24	-5
Exchange rate differences	-41	-32
Closing balance	1,459	1,509